IFRS 7 - Disclosure - Credit Risk - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Interest recognized on impaired loan	$ 69	$ 35
Interest recognized on loans before impaired	110	31
Credit risk [member]
Disclosure of credit risk exposure [line items]
Loans and acceptances after allowance for credit losses	$ 540,200	$ 528,700
Consumer loans percentage in total loans	62.00%	62.00%
Decrease in consumer loans, value	$ 6,600
Decrease in consumer loans, percentage	2.00%
Decrease in Business and government loans, value	$ 4,900
Decrease in Business and government loans, percentage	2.00%
Current [member]
Disclosure of credit risk exposure [line items]
Interest income	$ 155	$ 87
Canada [member]
Disclosure of credit risk exposure [line items]
Interest income	69	45
Interest recognized on loans before impaired	43	23
Foreign countries [member]
Disclosure of credit risk exposure [line items]
Interest income	86	42
Interest recognized on loans before impaired	$ 67	$ 8